Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 28, 2019 USD ($)	Oct. 31, 2019 CAD ($) $ / shares	Oct. 31, 2019 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of par value of debenture conversion		150.00%	150.00%
Debentures convertible into common shares subject to minimum price per share | $ / shares		$ 5.00
Repurchasement and cancellation of subordinated liabilities		$ 1,001		$ 638		$ 55
October 28, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Debt redeemed	$ 1,000
Percentage of principal amount redeemed	100.00%
Borrowings interest rate	3.00%	3.00%	3.00%
October 28, 2024 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.19%	1.19%
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Repurchasement and cancellation of subordinated liabilities			$ 1		$ 0
July 31, 2084 [member] | Six-month US$ LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.25%	0.25%
Borrowings, interest rate basis		Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%.	Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%.	Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%.	Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%.
January 26, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.42%	3.42%
January 26, 2026 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.57%	2.57%
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.45%	3.45%
April 4, 2028 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.00%	1.00%
August 31, 2085 [member] | Six-month US$ LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.125%	0.125%
Borrowings, interest rate basis		Six-month US$ LIBOR plus 0.125%.	Six-month US$ LIBOR plus 0.125%.	Six-month US$ LIBOR plus 0.125%.	Six-month US$ LIBOR plus 0.125%.
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.95%	2.95%
June 19, 2029 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.18%	1.18%